VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005

COREY L. ZARSE	CHICAGO • NEW YORK CITY • WASHINGTON, D.C.
312-609-7785
czarse@vedderprice.com

March 16, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
Re: Nuveen Insured Municipal Opportunity Fund, Inc. (the “Registrant”); File No. 811-06379
To The Commission:
     On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of common stock and shares of Municipal Auction Rate Cumulative Preferred stock in connection with the reorganization of Nuveen Insured Florida Premium Income Municipal Fund into Nuveen Insured Municipal Opportunity Fund, Inc.
     Please contact the undersigned at (312) 609-7785 if you have questions or comments regarding the filing.

Very truly yours, /s/Corey L. Zarse
CLZ/kc Enclosures